Stockholders' Equity (Details Narrative) (10-Q) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 13, 2016	Nov. 23, 2015	Oct. 23, 2015	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Proceeds from private placement
Value of shares issued for services						290,000	$ 206,000
Expenses recognized related to services				36,000	$ 55,000	225,000	$ 115,000
Private Placement Financing [Member] | October Closing Date [Member]
Proceeds from private placement				6,000,000		6,000,000
Private Placement Financing [Member] | November Closing Date [Member]
Proceeds from private placement						$ 2,000,000
2015 Private Placement Financing [Member]
Proceeds from private placement				6,000,000
Six Months [Member] | Private Placement Financing [Member] | October Closing Date [Member]
Warrant term			6 months
Six Months [Member] | Private Placement Financing [Member] | November Closing Date [Member]
Warrant term		6 months
Five Years [Member] | Private Placement Financing [Member] | October Closing Date [Member]
Warrant term			5 years
Five Years [Member] | Private Placement Financing [Member] | November Closing Date [Member]
Warrant term		5 years				5 years
Service Agreement [Member]
Agreement term	2 years
Number of common shares issued for services	250,000
Value of shares issued for services	$ 290,000
Expenses recognized related to services				$ 36,000